Fair value (Tables)	12 Months Ended
Mar. 31, 2011
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis

Assets and liabilities measured at fair value on a recurring basis at March 31, 2010 and 2011, including those for which the MHFG Group has elected the fair value option, are summarized below:

2010	Level 1	Level 2	Level 3	Assets/ Liabilities at fair value
	(in billions of yen)
Assets:
Trading securities (2)	11,085	3,482	920	15,487
Derivatives	22	15,675	344	16,041
Available-for-sale securities:
Japanese government bonds	26,690	1,539	—	28,229
Japanese local gov’t bonds	—	157	—	157
U.S. Treasury bonds	112	—	—	112
Other foreign gov’t bonds	215	104	—	319
Agency mortgage-backed securities	57	478	—	535
Residential mortgage-backed securities	—	438	573	1,011
Commercial mortgage-backed securities	—	—	650	650
Japanese corporate bonds and other debt securities	—	2,246	522	2,768
Foreign corporate bonds and other debt securities	75	304	357	736
Equity securities (marketable)	3,146	135	3	3,284
Other investments	—	—	96	96

Total assets at fair value on a recurring basis (3)	41,402	24,558	3,465	69,425

Liabilities:
Trading securities sold, not yet purchased	3,849	265	—	4,114
Derivatives	24	14,980	285	15,289
Long-term debt (4)	—	4	350	354

Total liabilities at fair value on a recurring basis	3,873	15,249	635	19,757

2011	Level 1	Level 2	Level 3	Assets/ Liabilities at fair value
	(in billions of yen)
Assets:
Trading securities (2):
Japanese government bonds	4,834	128	—	4,962
Japanese local gov’t bonds	—	162	—	162
U.S. Treasury bonds	2,653	58	—	2,711
Other foreign gov’t bonds	1,218	132	5	1,355
Agency mortgage-backed securities	880	425	—	1,305
Residential mortgage-backed securities	—	1	206	207
Commercial mortgage-backed securities	—	1	50	51
Certificates of deposit and commercial paper	—	1,253	—	1,253
Corporate bonds and other	144	1,211	448	1,803
Equity securities	714	360	96	1,170
Derivatives:
Interest rate contracts	3	9,946	15	9,964
Foreign exchange contracts	2	2,769	74	2,845
Equity-related contracts	20	68	66	154
Credit-related contracts	—	27	32	59
Other contracts	—	—	104	104
Available-for-sale securities:
Japanese government bonds	27,605	1,608	—	29,213
Japanese local gov’t bonds	—	230	—	230
U.S. Treasury bonds	128	—	—	128
Other foreign gov’t bonds	196	95	—	291
Agency mortgage-backed securities	83	682	—	765
Residential mortgage-backed securities	—	331	429	760
Commercial mortgage-backed securities	—	—	486	486
Japanese corporate bonds and other debt securities	—	2,908	289	3,197
Foreign corporate bonds and other debt securities	34	364	248	646
Equity securities (marketable)	2,741	92	—	2,833
Other investments	26	—	260	286

Total assets at fair value on a recurring basis (3)	41,281	22,851	2,808	66,940

Liabilities:
Trading securities sold, not yet purchased	4,254	161	—	4,415
Derivatives:
Interest rate contracts	1	9,505	35	9,541
Foreign exchange contracts	2	2,422	41	2,465
Equity-related contracts	25	88	37	150
Credit-related contracts	—	32	7	39
Other contracts	1	2	84	87
Long-term debt (4)	—	1	440	441

Total liabilities at fair value on a recurring basis	4,283	12,211	644	17,138

Notes:
(1)	Certain amounts for the fiscal year ended March 31, 2010 have been summarized to conform to the current period’s presentation.
(2)	Trading securities include foreign currency denominated securities for which the MHFG Group elected the fair value option.
(3)	Amounts include the investments measured at NAV per share at March 31, 2010 and 2011, of ¥723 billion and ¥729 billion, respectively, of which ¥213 billion and ¥187 billion, respectively, are classified in Level 1, ¥454 billion and ¥482 billion, respectively, are classified in Level 2, and ¥56 billion and ¥60 billion, respectively, are classified in Level 3.
(4)	Amounts represent items for which the Group elected the fair value option.
(5)	There were no significant transfers of assets or liabilities between Level 1 and Level 2 of the fair value hierarchy for the fiscal year ended March 31, 2011.

Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation

The table below presents a reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the fiscal years ended March 31, 2010 and 2011:

2010	April 1, 2009	Net realized/unrealized gains (losses)		Transfers in and/or out of Level 3	Purchases, sales, issuances and settlements	March 31, 2010	Change in unrealized gains (losses) still held (7)
	(in billions of yen)
Assets:
Trading securities	930	15	(3)	(37)	12	920	30
Derivatives, net (2)	127	(127	) (3)	(11)	70	59	(164)
Available-for-sale securities:
Residential mortgage-backed securities	664	9	(4)	—	(100)	573	—
Commercial mortgage-backed securities	955	(17	) (4)	—	(288)	650	(11)
Japanese corporate bonds and other debt securities	834	3	(4)	(69)	(246)	522	—
Foreign corporate bonds and other debt securities	369	19	(4)	35	(66)	357	—
Equity securities (marketable)	2	1	(4)	2	(2)	3	—
Other investments	88	3	(5)	—	5	96	2
Liabilities:
Long-term debt	261	9	(6)	—	98	350	10

2011	April 1, 2010	Net realized/unrealized gains (losses)		Transfers in and/or out of Level 3 (8)	Purchases, sales, issuances and settlements (9)	March 31, 2011	Change in unrealized gains (losses) still held (7)
	(in billions of yen)
Assets:
Trading securities:
Other foreign gov’t bonds	7	—	(3)	—	(2)	5	—
Residential mortgage-backed securities	200	(8	) (3)	—	14	206	3
Commercial mortgage-backed securities	63	(4	) (3)	—	(9)	50	(1)
Corporate bonds and other	564	(21	) (3)	22	(117)	448	(10)
Equity securities	86	4	(3)	20	(14)	96	2
Derivatives, net (2):
Interest rate contracts	(17)	(5	) (3)	—	2	(20)	(6)
Foreign exchange contracts	—	32	(3)	—	1	33	30
Equity-related contracts	38	(10	) (3)	—	1	29	(6)
Credit-related contracts	17	(23	) (3)	(1)	32	25	(9)
Other contracts	21	6	(3)	—	(7)	20	2

Available-for-sale securities:
Residential mortgage-backed securities	573	1	(4)	—	(145)	429	(2)
Commercial mortgage-backed securities	650	(10	) (4)	—	(154)	486	(10)
Japanese corporate bonds and other debt securities	522	2	(4)	(35)	(200)	289	—
Foreign corporate bonds and other debt securities	357	(3	) (4)	(13)	(93)	248	—
Equity securities (marketable)	3	(1	) (4)	—	(2)	—	—
Other investments	96	(3	) (5)	(16)	183	260	—
Liabilities:
Long-term debt	350	8	(6)	1	97	440	7

Notes:
(1)	Certain amounts for the fiscal year ended March 31, 2010 have been summarized to conform to the current period’s presentation.
(2)	Total Level 3 derivative exposures have been netted on the table for presentation purpose only.
(3)	Realized and unrealized gains (losses) are reported in Trading account gains (losses)—net, Foreign exchange gains (losses)—net or Other noninterest income (expenses).
(4)	Realized gains (losses) are reported in Investment gains (losses)—net. Unrealized gains (losses) are reported in Accumulated other comprehensive income (loss).
(5)	Realized and unrealized gains (losses) are reported in Investment gains (losses)—net.
(6)	Realized and unrealized gains (losses) are reported in Other noninterest income (expenses).
(7)	Amounts represent total gains or losses recognized in earnings during the fiscal year. These gains or losses are attributable to the change in fair value relating to assets and liabilities classified as Level 3 that are still held at March 31, 2010 and 2011.
(8)	Transfers in and out of Level 3 are assumed to occur at the beginning of the fiscal year. There were no significant transfers between Level 1 or Level 2 and Level 3 of the fair value hierarchy for the fiscal year ended March 31, 2011.
(9)	Due to the application of SFAS No.167, new consolidation guidance for VIEs, Level 3 assets increased by ¥170 billion during the fiscal year ended March 31, 2011, which was reflected as purchases, sales, issuances and settlements on the table.

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis

The following table shows the fair value hierarchy for those items as of March 31, 2010 and 2011.

2010	Total	Level 1	Level 2	Level 3	Aggregate cost
	(in billions of yen)
Assets:
Loans	287	—	—	287	407
Loans held-for-sale	45	—	22	23	62
Other investments	4	—	—	4	29

Total assets at fair value on a nonrecurring basis	336	—	22	314	498

Liabilities:
Other liabilities	1	—	1	—	—

Total liabilities at fair value on a nonrecurring basis	1	—	1	—	—

2011	Total	Level 1	Level 2	Level 3	Aggregate cost
	(in billions of yen)
Assets:
Loans	276	—	—	276	408
Loans held-for-sale	5	—	4	1	6
Other investments	23	5	—	18	26
Goodwill	6	—	—	6	15

Total assets at fair value on a nonrecurring basis	310	5	4	301	455

Liabilities:
Total liabilities at fair value on a nonrecurring basis	—	—	—	—	—

Fair Value, by Balance Sheet Grouping

The carrying amounts and fair values of certain financial instruments, excluding the financial instruments outside the scope of ASC 825 such as the equity method investments and lease contracts as defined in ASC 840, “Leases” (“ASC 840”), at March 31, 2010 and 2011 are as follows:

	2010		2011
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
	(in billions of yen)
Financial assets:
Cash and due from banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions	18,910	18,910	24,516	24,516
Trading securities	15,487	15,487	14,979	14,979
Investments	38,500	38,504	40,037	40,043
Loans, net of allowance for loan losses	62,861	63,276	63,918	64,330
Other financial assets	3,787	3,787	2,653	2,653
Derivative financial instruments	16,041	16,041	13,126	13,126
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions	36,319	36,319	35,014	35,014
Interest-bearing deposits	75,145	75,103	76,403	76,354
Debentures	1,518	1,515	741	735
Trading securities sold, not yet purchased	4,114	4,114	4,415	4,415
Due to trust accounts	1,025	1,025	629	629
Commercial paper and other short-term borrowings	9,046	9,046	15,151	15,151
Long-term debt	8,463	8,874	8,930	9,318
Other financial liabilities	3,902	3,902	4,084	4,084
Derivative financial instruments	15,289	15,289	12,282	12,282